COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group has entered into operating lease agreements principally for its office spaces. Rental expenses under operating leases were US$2,398, US$2,842 and US$2,541 for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments under such non-cancelable leases as of December 31, 2011 are as follows:

2012	1,819
2013	1,014
2014	896
2015	896
2016 and thereafter	3,247
Total	7,872

Legal contingencies

The Company initially acquired its Hong Kong operation (“Previous HK Operations”) in 2006 through the Company and Triumph. Under applicable Hong Kong law, the Company and Triumph were deemed to have established a place of business and carrying on business in Hong Kong, and therefore, both were required to obtain business registration certificates from the Business Registration Office of the Hong Kong government and to be registered with the Companies Registry of the Hong Kong government within one month of their acquisition of its Previous HK Operations. The Company did not obtain such certificates or undertake such registration and accordingly, the Company's Previous HK Operations were not fully compliant with registration requirements in Hong Kong. As a result of such non-compliance, the Company could be subject to a fine for each day of non-compliance and a maximum one-time fine. As of December 31, 2011, no losses with respect to this contingency were accrued. There has been no prosecution initiated by the relevant authorities. If such action were to be taken, the penalty that the Company would incur could be in the range from zero to a maximum of US$264 up to November 5, 2010. The Company is unable to reasonably estimate the actual amount that it may have to pay if the authorities were to become aware of the non-compliance and were to commence proceedings.

In addition, as an employer, The Company’s Previous HK Operations were required to comply with legal obligations with regard to mandatory provident funds and compensation insurance for its employees under the Mandatory Provident Fund Schemes Ordinance (Cap. 485), or MPFSO, and under the Employees’ Compensation Ordinance (Cap. 282), or ECO, of the Hong Kong laws, respectively. The Company's Previous HK Operations were not compliant with certain provisions of the MPFSO for a duration of approximately 10 months between 2006 and 2007 by failing to ensure, in relation to one employee at the time that such employee becomes a member of a registered mandatory provident fund scheme and to make and deduct the respective employer and employee mandatory provident fund contributions in a total amount of HK$20,000 to the employee’s account of such scheme. The Company's Previous Hong Kong Operations were also not compliant with certain provisions of the ECO by failing to take out worker’s compensation insurance in relation to the said one employee.

As a result of the foregoing, the Company may be subject to fines, penalties and/or prosecutions under local laws and regulations. In recent enforcement cases under the MPFSO, defaulting employer(s) have been ordered to repay all unpaid contributions, and a surcharge or a penalty of the higher of HK$5,000 or 5% of the total unpaid amount. The Company's Previous HK Operations have made up these default contributions into the relevant employee's mandatory provident fund scheme account and have been in compliance with its legal obligations under the MPFSO since October 2007. Furthermore, with respect to the failure to take out compensation insurance, any fines, penalties and/or prosecutions may include but not be limited to facing a maximum fine of HK$100,000 (US$13). Up to November 5, 2010, none of the Company's Previous HK Operations' employees have been injured whilst at work and the Company's Previous HK Operations have been in full compliance with the ECO since March 2010. There has been no prosecution initiated by the relevant authorities or employees and the Company believes that if such action were to be taken, the actual penalty that the Company could incur would be insignificant. As of December 31, 2010 and December 31, 2011, no losses with respect to this contingency were accrued.

Securities Class Action:

Several securities class action lawsuits have been filed in the United States District Court for the Southern District of New York on behalf of purchasers of Company's ADS between July 21, 2010 and August 17, 2011 (the "Class Period"), including those who acquired our ADSs pursuant or traceable to the Company's secondary public offering on December 10, 2010 ("Offerings"). The complaint charges the company, certain of officers and directors, and the underwriters involved in our Offerings with violations of the Securities Act of 1933 and the Securities Exchange Act of 1934. The complaint alleges that during the Class Period, the Company issued materially false and misleading statement regarding its business practices and financial results. The deadline of making motions for lead plaintiff was March 5, 2012 and as of the date of this report, no lead plaintiff has been appointed.